Retirement Plans (Funded Status And Amounts Recognized In Accumulated Other Comprehensive Income (Loss)) (Details) (USD $) In Millions, unless otherwise specified	May 27, 2012	May 29, 2011
Defined Benefit Plans
Current liabilities	$ 0	$ 0.4
Non-current liabilities	70.9	28.0
Net amounts recognized	70.9	28.4
Prior service (cost) credit	0.2	0.3
Net actuarial loss	(87.4)	(50.5)
Net amounts recognized	(87.6)	(50.8)
Postretirement Benefit Plan
Current liabilities	0	0.7
Non-current liabilities	29.6	26.3
Net amounts recognized	29.6	27.0
Prior service (cost) credit	(0.1)	(0.1)
Net actuarial loss	(1.9)	(1.3)
Net amounts recognized	$ (1.8)	$ (1.2)